Other payables and accruals (Details Textual) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Advances From Dealer Subscriptions And Listing Customers	¥ 898.7	¥ 669.7
Advance from Leasing Customers	¥ 240.6	¥ 59.9